CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets
Cash and cash equivalents	¥ 1,180,898	$ 185,309	¥ 2,834,962
Restricted cash			170
Prepaid expenses and other current assets	161,826	25,394	211,448
Total current assets	1,342,724	210,703	3,046,580
Non-current assets
Property and equipment, net	69,811	10,955	105,223
Right-of-use assets	153,963	24,160	200,157
Other non-current assets	13,923	2,185	37,782
TOTAL ASSETS	1,580,421	248,003	3,389,742
Current liabilities
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Group of RMB213,481 and RMB93,115 as of December 31, 2020 and 2021, respectively)	392,293	61,559	539,787
Deferred revenue and customer advances, current (including deferred revenue and customer advances, current of the consolidated VIEs without recourse to the Group of RMB571,827 and RMB239,267 as of December 31, 2020 and 2021, respectively)	243,878	38,270	596,307
Operating lease liabilities, current (including operating lease liabilities, current of the consolidated VIEs without recourse to the Group of RMB46,835 and RMB29,113 as of December 31, 2020 and 2021, respectively)	46,885	7,357	69,409
Total current liabilities	683,056	107,186	1,205,503
Non-current liabilities
Deferred revenue and customer advances, non-current (including deferred revenue and customer advances, non-current of the consolidated VIEs without recourse to the Group of RMB1,982 and nil as of December 31, 2020 and 2021, respectively)			1,982
Operating lease liabilities, non-current (including operating lease liabilities, non-current of the consolidated VIEs without recourse to the Group of RMB56,427 and RMB57,906 as of December 31, 2020 and 2021, respectively)	100,329	15,744	118,107
TOTAL LIABILITIES	783,385	122,930	1,325,592
Commitments and Contingencies (Note 13)
SHAREHOLDERS' EQUITY
Additional paid-in capital	10,859,107	1,704,031	10,653,403
Accumulated other comprehensive income	18,691	2,933	49,614
Accumulated deficit	(10,081,093)	(1,581,943)	(8,639,180)
TOTAL SHAREHOLDERS' EQUITY	797,036	125,073	2,064,150
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	1,580,421	248,003	3,389,742
Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	293	46	275
Class B Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 38	$ 6	¥ 38